TAXES - Components of income taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
TAXES
Current tax expense	$ 556,208	$ 464,067
Deferred tax benefit	2,923	17,212
Income tax provision	$ 559,131	$ 481,279